UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 333-144660

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS January 31, 2009 (UNAUDITED)

Calamos Global Dynamic Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (25.9%)
	Consumer Discretionary (3.6%)
2,000,000	Boyd Gaming Corp. 7.125%, 02/01/16	$1,295,000
2,000,000	D.R. Horton, Inc. 9.750%, 09/15/10	1,880,000
2,000,000	DISH Network Corp. 7.125%, 02/01/16	1,850,000
2,000,000	General Motors Corp. 7.200%, 01/15/11	415,000
2,000,000	Hanesbrands, Inc.‡ 5.698%, 12/15/14	1,470,000
2,000,000	Interpublic Group of Companies, Inc. 6.250%, 11/15/14	1,100,000
2,000,000	Jarden Corp. 7.500%, 05/01/17	1,450,000
2,000,000	Liberty Media Corp. 8.500%, 07/15/29	987,606
2,000,000	MGM Mirage 7.500%, 06/01/16	1,090,000
2,000,000	Pulte Homes, Inc. 7.875%, 08/01/11	1,880,000
2,210,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	1,093,950

		14,511,556

	Consumer Staples (1.4%)
1,000,000	Alliance One International, Inc. 8.500%, 05/15/12	795,000
1,000,000	Del Monte Foods Company 8.625%, 12/15/12	1,020,000
2,000,000	NBTY, Inc. 7.125%, 10/01/15	1,595,000
2,000,000	Pilgrim’s Pride Corp. (in default)** 7.625%, 05/01/15	790,000
2,000,000	Smithfield Foods, Inc. 7.750%, 07/01/17	1,365,000

		5,565,000

	Energy (2.0%)
1,000,000	Bristow Group, Inc. 7.500%, 09/15/17	735,000
2,000,000	Complete Production Services, Inc. 8.000%, 12/15/16	1,410,000
2,000,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	1,650,000
1,000,000	Frontier Oil Corp. 8.500%, 09/15/16	955,000
2,000,000	Superior Energy Services, Inc. 6.875%, 06/01/14	1,620,000
2,000,000	Williams Companies, Inc. 7.750%, 06/15/31	1,663,944

		8,033,944

	Financials (10.6%)
15,000,000	Federal Home Loan Mortgage Corp.µ 4.750%, 03/05/09	15,056,235
24,000,000	Federal National Mortgage Associationµ 3.250%, 02/15/09	24,022,848
2,000,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	1,520,000
	Leucadia National Corp.
1,380,000	8.125%, 09/15/15	1,124,700
1,000,000	7.000%, 08/15/13	845,000

		42,568,783

	Health Care (0.9%)
2,000,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	1,830,000
2,000,000	HCA, Inc. 9.125%, 11/15/14	1,925,000

		3,755,000

	Industrials (2.4%)
1,000,000	Belden, Inc. 7.000%, 03/15/17	765,000
2,000,000	Deluxe Corp. 7.375%, 06/01/15	1,240,000
2,000,000	General Cable Corp. 7.125%, 04/01/17	1,610,000
1,000,000	Interline Brands, Inc. 8.125%, 06/15/14	805,000
2,000,000	Manitowoc Company, Inc. 7.125%, 11/01/13	1,610,000
2,000,000	SPX Corp.* 7.625%, 12/15/14	1,842,500
2,000,000	Terex Corp. 7.375%, 01/15/14	1,750,000

		9,622,500

	Information Technology (2.3%)
2,000,000	Amkor Technology, Inc. 9.250%, 06/01/16	1,120,000
1,000,000	Celestica, Inc. 7.625%, 07/01/13	865,000
2,000,000	Jabil Circuit, Inc. 8.250%, 03/15/18	1,540,000
1,000,000	Lender Processing Services, Inc. 8.125%, 07/01/16	955,000
2,000,000	Motorola, Inc. 5.375%, 11/15/12	1,490,040
2,000,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	1,680,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,000,000		Xerox Corp. 8.000%, 02/01/27	$1,468,776

			9,118,816

		Materials (0.8%)
2,000,000		Century Aluminum Company 7.500%, 08/15/14	1,130,000
2,305,000		Terra Industries, Inc. 7.000%, 02/01/17	2,039,925

			3,169,925

		Telecommunication Services (1.7%)
2,000,000		Frontier Communications Corp. 9.000%, 08/15/31	1,500,000
2,000,000		Leap Wireless International, Inc. 9.375%, 11/01/14	1,830,000
2,000,000		Qwest Communications International, Inc. 7.750%, 02/15/31	1,390,000
2,000,000		Windstream Corp. 8.625%, 08/01/16	1,980,000

			6,700,000

		Utilities (0.2%)
1,000,000		Edison Mission Energy 7.750%, 06/15/16	965,000

		TOTAL CORPORATE BONDS (Cost $121,847,608)	104,010,524

CONVERTIBLE BONDS (16.7%)
		Consumer Discretionary (2.2%)
1,650,000	EUR	Adidas, AG 2.500%, 10/08/18	2,506,133
1,800,000		Central European Media Enterprises, Ltd.* 3.500%, 03/15/13	756,000
3,500,000		Ford Motor Company 4.250%, 12/15/36	822,500
4,250,000		General Motors Corp. - Class C 6.250% 7/15/33	527,000
5,000,000		Interpublic Group of Companies, Inc. 4.250%, 03/15/23	3,156,250
1,200,000	EUR	Intralot, SA 2.250%, 12/20/13	944,935

			8,712,818

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc. 4.000%, 06/30/13	1,136,250

		Energy (3.2%)
3,200,000		Carrizo Oil & Gas, Inc. 4.375%, 06/01/28	1,636,000
3,000,000		Grey Wolf, Inc.‡ 1.409%, 04/01/24	2,985,000
3,500,000		Petroleum Geo-Services ASA 2.700%, 12/03/12	1,645,000
2,500,000		Petroplus Holdings, AG 3.375%, 03/26/13	1,779,440
4,300,000		SeaDrill, Ltd. 3.625%, 11/08/12	2,304,176
3,500,000		Subsea 7, Inc. 2.800%, 06/06/11	2,314,375

			12,663,991

		Financials (2.0%)
3,000,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	2,081,250
2,000,000		American Equity Investment Life Holding Company 5.250%, 12/06/24	1,405,000
2,000,000		Banco Espirito Santo, SA 1.250%, 02/26/11	1,825,000
3,000,000		Health Care REIT, Inc. 4.750%, 07/15/27	2,793,750

			8,105,000

		Health Care (4.1%)
700,000		Five Star Quality Care, Inc. 3.750%, 10/15/26	308,000
3,300,000		HLTH Corp. 3.125%, 09/01/25	2,792,625
5,000,000		Millipore Corp. 3.750%, 06/01/26	4,575,000
6,500,000		Shire, PLC 2.750%, 05/09/14	5,468,125
3,200,000		Teva Pharmaceutical Industries, Ltd. 1.750%, 02/01/26	3,424,000

			16,567,750

		Industrials (1.5%)
1,800,000	EUR	MTU Aero Engines Holdings, AG 2.750%, 02/01/12	2,066,236
3,000,000		School Specialty, Inc. 3.750%, 11/30/26	2,043,750
2,000,000		Waste Connections, Inc. 3.750%, 04/01/26	2,105,000

			6,214,986

		Information Technology (2.1%)
2,850,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	1,478,996
5,500,000		Intel Corp. 2.950%, 12/15/35	4,241,875
4,000,000		Mentor Graphics Corp. 6.250%, 03/01/26	2,545,000

			8,265,871

		Materials (0.6%)
500,000		Newmont Mining Corp. 3.000%, 02/15/12	559,375
3,000,000		Sino-Forest Corp.* 5.000%, 08/01/13	2,021,250

			2,580,625

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Telecommunication Services (0.3%)
1,350,000		NII Holdings, Inc. 2.750%, 08/15/25	$1,196,438

		Utilities (0.4%)
1,700,000	EUR	International Power, PLC 3.250%, 07/20/13	1,631,422

		TOTAL CONVERTIBLE BONDS (Cost $104,527,181)	67,075,151

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.0%)
		Consumer Staples (1.4%)
49,000		Archer Daniels Midland Company 6.250%	1,766,940
8,800		Bunge, Ltd. 5.125%	3,784,000

			5,550,940

		Financials (1.4%)
9,500		Alleghany Corp. 5.750%	2,365,253
2,800		Bank of America Corp. 7.250%	1,470,000
38,400		Citigroup, Inc. 6.500%	585,600
2,000		SLM Corp. 7.250%	1,193,500

			5,614,353

		Health Care (1.8%)
25	EUR	Bayer, AG 6.625%	1,758,949
4,000		Mylan Laboratories, Inc. 6.500%	2,960,000
15,000		Schering-Plough Corp.µ 6.000%	2,610,150

			7,329,099

		Industrials (0.3%)
40,000		Avery Dennison Corp. 7.875%	1,160,000

		Materials (1.7%)
33,000		Freeport-McMoRan Copper & Gold, Inc.µ 6.750%	1,537,800
490	CHF	Givaudan, SA 5.375%	2,977,913
75,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	2,336,250

			6,851,963

		Utilities (0.4%)
30,000		Entergy Corp. 7.625%	1,458,300

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $44,767,234)	27,964,655

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (8.5%)
		Consumer Discretionary (2.3%)
132,000		Deutsche Bank, AG (Amazon.com, Inc.)* 12.000%	$6,697,680
373,000		Deutsche Bank, AG (Royal Caribbean Cruises, Ltd.)* 12.000%	2,614,730

			9,312,410

		Energy (1.2%)
268,778		Barclays Capital, Inc. (Halliburton Company)* 18.000%	4,838,004

		Industrials (1.0%)
303,951		BNP Paribas (General Electric Company)* 18.000%	3,981,758

		Information Technology (4.0%)
264,175		Bank of America Corp. (Infosys Technologies, Ltd.)* 12.000%	7,106,308
425,000		Deutsche Bank, AG (Dell Inc.)* 12.000%	4,207,500
381,710		Goldman Sachs Group, Inc. (Nokia Corp.)* 12.000%	4,641,593

			15,955,401

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $62,237,681)	34,087,573

NUMBER OF
SHARES			VALUE

COMMON STOCKS (81.8%)
		Consumer Discretionary (5.8%)
41,000	EUR	Adidas, AG	1,418,641
43,750		Amazon.com, Inc.#µ	2,573,375
7,500		Apollo Group, Inc. - Class A#	610,950
145,000	GBP	British Sky Broadcasting Group, PLC	1,037,070
38,500		Carnival Corp.#µ	700,315
30,000		CBS Corp.µ	171,600
31,500	CHF	Compagnie Financière Richemont, SA	461,678
340,000	MXN	Grupo Televisa, SA	952,984
400,000	AUD	Harvey Norman Holdings, Ltd.	532,442
61,000	EUR	Industria de Diseno Textil, SA	2,321,564
39,000	JPY	Makita Corp.	709,285
72,000		News Corp. - Class Bµ	521,280

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

38,000		Nike, Inc. - Class Bµ	$1,719,500
140,000	JPY	Nikon Corp.	1,457,206
54,500	EUR	Paddy Power, PLC	751,330
83,000	JPY	Panasonic Corp.	1,007,010
9,000	EUR	Porsche Automobil Holding, SE	527,477
110,000	JPY	Suzuki Motor Corp.	1,484,966
85,000	CHF	Swatch Group, AG	1,886,520
8,000		Target Corp.	249,600
31,000	JPY	Toyota Motor Corp.	997,213
67,500		Walt Disney Companyµ	1,395,900

			23,487,906

		Consumer Staples (8.7%)
53,000	EUR	Anheuser-Busch InBev, NV	1,345,147
96,000	JPY	Asahi Breweries, Ltd.	1,481,784
40,000		Avon Products, Inc.	818,000
53,000	EUR	Beiersdorf, AG	2,594,223
37,500 32,000		Coca-Cola Company CVS Caremark Corp.µ	1,602,000 860,160
240,000	GBP	Diageo, PLC	3,220,210
160	JPY	Japan Tobacco, Inc.	460,032
12,000		Kimberly-Clark Corp.µ	617,640
225,000	CHF	Nestlé, SA	7,775,844
23,000		PepsiCo, Inc.µ	1,155,290
40,000		Philip Morris International, Inc.	1,486,000
45,000		Procter & Gamble Company	2,452,500
52,000	GBP	Reckitt Benckiser Group, PLC	2,002,662
30,750		Sysco Corp.	685,418
53,000	GBP	Unilever, PLC	1,162,638
900,000	MXN	Wal-Mart de Mexico, SAB de CV	1,878,641
42,000		Wal-Mart Stores, Inc.µ	1,979,040
46,000		Walgreen Companyµ	1,260,860

			34,838,089

		Energy (8.4%)
782,000	GBP	BP, PLC	5,538,190
26,000		Chevron Corp.µ	1,833,520
40,000		ConocoPhillipsµ	1,901,200
12,500		Devon Energy Corp.µ	770,000
95,000	EUR	ENI S.p.A.	2,009,371
82,500		Exxon Mobil Corp.µ	6,309,600
71,500		Halliburton Companyµ	1,233,375
31,000		Marathon Oil Corp.µ	844,130
24,000		Noble Corp.	651,600
15,000		Occidental Petroleum Corp.µ	818,250
57,500	NOK	Petroleum Geo-Services ASA#	187,709
82,300	GBP	Royal Dutch Shell, PLC	2,051,286
22,000		Schlumberger, Ltd.µ	897,820
124,000	NOK	SeaDrill, Ltd.	1,027,621
122,000	NOK	StatoilHydro, ASA	2,102,002
40,000	CAD	Suncor Energy, Inc.	766,891
74,000	EUR	TOTAL, SA	3,687,754
16,500		Transocean, Ltd.#µ	901,230

			33,531,549

		Financials (8.6%)
27,500		Aflac, Inc.µ	638,275
80,000		American International Group, Inc.#µ	102,400
24,000		Aon Corp.µ	889,200
95,000	AUD	Australian Stock Exchange, Ltd.	1,613,121
200,000	EUR	Banco Santander, SA	1,618,425
105,000		Bank of America Corp.µ	690,900
41,000		Bank of New York Mellon Corp.µ	1,055,340
18,700	EUR	BNP Paribas#	713,893
153,000		Citigroup, Inc.	543,150
62,500	AUD	Commonwealth Bank of Australia	1,061,947
29,000	EUR	Deutsche Börse, AG	1,456,987
197,000	EUR	EFG Eurobank Ergasias, SA	1,232,015
12,000		Franklin Resources, Inc.µ	581,040
19,000		Hartford Financial Services Group, Inc.µ	250,040
100,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	858,921
91,500		JPMorgan Chase & Company	2,334,165
80,000	CHF	Julius Baer Holding, AG - Class B	2,372,435
99,000		Manulife Financial Corp.	1,638,450
360,000	JPY	Mizuho Financial Group, Inc.	891,096
47,000	EUR	Piraeus Bank, SA	310,612
98,000	CAD	Power Financial Corp.	1,808,555
25,500		Prudential Financial, Inc.µ	656,625
290,000	GBP	Schroders, PLC	3,190,409
387,000	SGD	Singapore Exchange, Ltd.	1,296,962
140,000	GBP	Standard Chartered, PLC	1,769,001
23,000	JPY	Sumitomo Mitsui Financial Group, Inc.	911,521
23,500		T. Rowe Price Group, Inc.	648,130
102,500		Wells Fargo & Company	1,937,250
8,300	CHF	Zurich Financial Services, AG	1,496,588

			34,567,453

		Health Care (12.0%)
55,000		Abbott Laboratories	3,049,200
60,000		Alcon, Inc.	5,138,400
37,000	GBP	AstraZeneca, PLC	1,425,775
24,000	EUR	Bayer, AG	1,274,009
83,000		Bristol-Myers Squibb Companyµ	1,777,030
62,000	AUD	Cochlear, Ltd.	2,302,476
150,000	AUD	CSL, Ltd.	3,537,104
34,250		Eli Lilly and Companyµ	1,261,085
80,000		Johnson & Johnson	4,615,200
42,000		Medtronic, Inc.µ	1,406,580
92,500		Merck & Company, Inc.	2,640,875
54,000	CHF	Novartis International, AG	2,218,887
107,000	DKK	Novo Nordisk, A/S - Class B	5,700,284
98,000	JPY	OLYMPUS Corp.	1,573,142
190,000		Pfizer, Inc.	2,770,200
25,000	CHF	Roche Holding, AG	3,509,618

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

40,000		St. Jude Medical, Inc.#	$1,454,800
18,500		Stryker Corp.µ	781,440
42,000		UnitedHealth Group, Inc.µ	1,189,860
17,000		Zimmer Holdings, Inc.#	618,800

			48,244,765

		Industrials (10.7%)
27,000		3M Companyµ	1,452,330
270,000	CHF	ABB, Ltd.#	3,506,124
54,000	EUR	Alstom	2,594,406
610,000	GBP	BAE Systems, PLC	3,540,520
28,000		Boeing Companyµ	1,184,680
500,000	CAD	Bombardier, Inc. - Class B	1,549,439
35,000	EUR	Bouygues, SA	1,191,851
164,516	GBP	Capita Group, PLC	1,654,153
7,000		Danaher Corp.µ	391,510
18,000		Emerson Electric Companyµ	588,600
19,000		General Dynamics Corp.µ	1,077,870
242,500		General Electric Company	2,941,525
60,000		Honeywell International, Inc.	1,968,600
25,000		Illinois Tool Works, Inc.µ	816,500
160,000	JPY	Komatsu, Ltd.	1,651,794
44,000	EUR	Konecranes OYJ	675,070
47,000	EUR	Krones AG	1,636,562
10,000		Lockheed Martin Corp.µ	820,400
30,000	EUR	MAN, AG	1,303,823
44,000	EUR	MTU Aero Engines Holdings, AG	1,229,395
14,000	EUR	Nexans, SA#	801,956
21,000		Raytheon Companyµ	1,063,020
455,000	GBP	Rolls-Royce Group, PLC#	2,172,019
40,000	EUR	Royal Philips Electronics, NV	727,047
28,000	EUR	SGL Carbon, AG#	603,246
50,000	EUR	Siemens, AG	2,816,880
20,000		United Parcel Service, Inc.	849,800
43,000		United Technologies Corp.µ	2,063,570

			42,872,690

		Information Technology (19.7%)
31,000		Apple, Inc.#	2,794,030
391,000	GBP	Autonomy Corp., PLC#	6,148,493
60,000	JPY	Canon, Inc.#	1,637,157
29,500	EUR	Cap Gemini, SA	1,013,722
90,000	JPY	Capcom Company, Ltd.	1,607,763
145,000		Cisco Systems, Inc.#	2,170,650
182,500		Dell, Inc.#	1,733,750
130,000		eBay, Inc.#µ	1,562,600
65,000		EMC Corp.#µ	717,600
6,250		Google, Inc.#	2,115,813
105,000	TWD	High Tech Computer Corp.	996,326
140,000		Infosys Technologies, Ltd.	3,718,400
185,000		Intel Corp.µ	2,386,500
40,000		International Business Machines Corp.	3,666,000
113,000	JPY	Konami Corp.	2,260,837
285,000	SEK	LM Ericsson Telephone Company	2,242,575
85,000	CHF	Logitech International, SA#	823,839
230,000		Microsoft Corp.	3,933,000
45,000		Motorola, Inc.#µ	199,350
28,400	JPY	Nintendo Company, Ltd.	8,804,421
370,000	EUR	Nokia OYJ	4,534,908
92,000	JPY	Nomura Reasearch Institute, Ltd.	1,667,479
150,000		Oracle Corp.#	2,524,500
67,000		QUALCOMM, Inc.	2,314,850
160,000	BRL	Redecard, SA	1,810,345
5,560	KRW	Samsung Electronics Company, Ltd.	1,933,211
139,500	EUR	SAP, AG	4,901,300
75,000		Symantec Corp.#	1,149,750
200,000	NOK	Tandberg, ASA	2,472,197
103,819	CHF	Temenos Group, AG#	908,511
71,000	JPY	Trend Micro, Inc.	1,936,225
132,000	EUR	Ubisoft Entertainment, SA#	1,858,442
103,000	HKD	VTech Holdings, Ltd.	394,108

			78,938,652

		Materials (2.7%)
114,000	GBP	Anglo American, PLC	2,050,697
20,500	EUR	BASF, SE	593,866
60,000	GBP	BHP Billiton, PLC	1,002,924
159,000	AUD	BHP Billiton, Ltd.	2,948,399
87,000		Companhia Vale do Rio Doce	1,227,570
36,000		E.I. du Pont de Nemours and Companyµ	826,560
7,000		Freeport-McMoRan Copper & Gold, Inc.#µ	175,980
30,000	GBP	Rio Tinto, PLC	644,697
41,000		The Dow Chemical Companyµ	475,190
37,000	NOK	Yara International, ASA	831,974

			10,777,857

		Telecommunication Services (3.7%)
93,500		América Móvil, SAB de CV	2,665,685
145,000		AT&T Inc.	3,569,900
96,000	EUR	France Telecom, AG	2,151,269
83,000		Verizon Communications, Inc.µ	2,479,210
2,157,000	GBP	Vodafone Group, PLC	4,006,253

			14,872,317

		Utilities (1.5%)
47,500		Duke Energy Corp.µ	719,625
10,500		Exelon Corp.µ	569,310
15,500		FPL Goup, Inc.	799,025
45,801	EUR	GDF Suez	1,752,312
29,000	EUR	RWE, AG	2,253,233

			6,093,505

		TOTAL COMMON STOCKS (Cost $630,842,724)	328,224,783

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (15.2%)
61,123,328		Calamos Government Money Market Fund - Class I SharesΩ (Cost $61,123,328)	$61,123,328

TOTAL INVESTMENTS (155.1%) (Cost $1,025,345,756)			622,486,014

LIABILITIES, LESS OTHER ASSETS (-42.6%)			(170,978,287)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-12.5%)			(50,002,561)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$401,505,166

COMMON STOCKS SOLD SHORT (-3.5%)
		Consumer Discretionary (-0.1%)
(142,100)		Interpublic Group of Companies, Inc.#	(473,193)

		Consumer Staples (-0.4%)
(32,000)		Bunge, Ltd.	(1,374,080)
(39,600)		Smithfield Foods, Inc.#	(470,052)

			(1,844,132)

		Energy (0.0%)
(9,500)		Carrizo Oil & Gas, Inc.#	(131,670)

		Financials (-0.8%)
(7,100)		Affiliated Managers Group, Inc.#	(285,349)
(6,956)		Alleghany Corp.#	(1,895,023)
(62,500)		American Equity Investment Life Holding Company	(418,125)
(61,000)		SLM Corp.#	(698,450)

			(3,296,947)

		Health Care (-1.3%)
(32,300)		Five Star Quality Care, Inc.#	(61,693)
(110,689)		HLTH Corp.#	(1,259,641)
(20,700)		Millipore Corp.#	(1,141,812)
(236,800)		Mylan, Inc.#	(2,682,944)

			(5,146,090)

		Industrials (-0.4%)
(18,000)		School Specialty, Inc.#	(297,000)
(44,500)		Waste Connections, Inc.#	(1,291,390)

			(1,588,390)

		Information Technology (-0.1%)
(44,600)		Mentor Graphics Corp.#	(207,836)

		Materials (-0.1%)
(44,300	) CAD	Sino-Forest Corp.#	(332,363)

		Utilities (-0.3%)
(13,800)		Entergy Corp.	(1,053,768)

		TOTAL COMMON STOCKS SOLD SHORT (Cost $21,340,450)	(14,074,389)

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-2.2%)#
		Financials (-2.2%)
		iShares MSCI EAFE Index Fund
10,200		Call, 03/21/09, Strike $41.00	(1,453,500)
10,000		Call, 03/21/09, Strike $40.00	(1,875,000)
7,100		Call, 03/21/09, Strike $42.00	(745,500)
5,900		Call, 06/20/09, Strike $48.00	(442,500)
5,000		Call, 06/20/09, Strike $41.00	(1,487,500)
3,000		Call, 03/21/09, Strike $43.00	(225,000)
3,000		Call, 06/20/09, Strike $44.00	(525,000)
		SPDR Trust Series 1
2,500		Call, 03/21/09, Strike $95.00	(155,000)
2,400		Call, 04/18/09, Strike $89.00	(706,800)
2,050		Call, 06/20/09, Strike $95.00	(528,900)
2,000		Call, 03/21/09, Strike $93.00	(194,000)
1,600		Call, 02/21/09, Strike $90.00	(100,800)
1,500		Call, 03/21/09, Strike $90.00	(259,500)
1,000		Call, 06/20/09, Strike $96.00	(231,000)

			(8,930,000)

		TOTAL WRITTEN OPTIONS (Premium $(15,690,344))	(8,930,000)

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.
**	On December 1, 2008, Pilgrim’s Pride Corp. filed for bankruptcy protection.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $36,108,824 or 9.0% of net assets applicable to common shareholders.
μ	Security, or portion of security, is held in a segregated account as collateral for written options, swaps, or securities sold short aggregating a total market value of $78,875,608.28.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through January 31, 2009, the fund had net purchases of $47,031,951 and earned $138,952 in dividend payments from the affiliated fund. As of October 31, 2008 the Fund had holdings of $14,091,377 in the affiliated fund.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for Securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CREDIT DEFAULT SWAPS

Swap	Referenced	Buy/Sell	Fund Pays/Receives	Termination	Notional
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	Unrealized

Citibank, N.A.	Centex Corporation	BUY	1.35 BPS Quarterly	9/20/2012	$5,000,000	$356,199

Goldman Sachs	Jones Apparel Group	BUY	1.32 BPS Quarterly	9/20/2012	5,000,000	1,116,714

Goldman Sachs	Temple-Inland	BUY	1.00 BPS Quarterly	9/20/2012	5,000,000	1,010,156

Merrill Lynch	CDX.NA.IG.8, 7-10% 10 Year Fixed	SELL	1.78 BPS Quarterly	6/20/2017	20,000,000	(6,646,530)

Citibank, N.A.	CDX.NA.IG.8, 7-10% 10 Year Fixed	SELL	1.68 BPS Quarterly	6/20/2017	20,000,000	(6,759,995)

Goldman Sachs	CDX.NA.IG.8, 7-10% 10 Year Fixed	SELL	1.67 BPS Quarterly	6/20/2017	10,000,000	(3,385,672)

						$(14,309,128)

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JANUARY 31, 2009
	Value	% of Total Investments

US Dollar	$393,626,461	65.7%

European Monetary Unit	64,287,407	10.7%

British Pound Sterling	42,616,997	7.1%

Japanese Yen	30,538,931	5.1%

Swiss Franc	27,937,957	4.7%

Australian Dollar	11,995,489	2.0%

Norwegian Krone	6,621,503	1.1%

Danish Krone	5,700,284	0.9%

Canadian Dollar	3,792,522	0.6%

Mexican Peso	2,831,625	0.5%

Swedish Krona	2,242,575	0.4%

South Korean Won	1,933,212	0.3%

Brazilian Real	1,810,345	0.3%

Singapore Dollar	1,296,962	0.2%

Hong Kong Dollar	1,253,029	0.2%

New Taiwanese Dollar	996,326	0.2%

Total Investments	$599,481,625	100.0%

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment objective is to generate a high level of current income, with a secondary objective of capital appreciation.

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31,2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:

Cost basis of investments	$1,025,707,639

Gross unrealized appreciation	3,411,335
Gross unrealized depreciation	(406,632,960)

Net unrealized appreciation (depreciation)	$(403,221,625)

NOTE 3 – SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 – FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward currency contracts at January 31, 2009.

NOTE 5 – PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 2,000 shares of Preferred Shares outstanding consist of five series, 400 shares of M, 400 shares of T, 400 shares of W, 400 shares of TH, and 400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 6 – BORROWINGS

On May 12, 2008, the Fund issued floating rate extendible senior secured notes in a Rule 144A transaction, agented by Wachovia. The aggregate amount of the notes issued was $300 million. Interest is charged at quarterly LIBOR (London Inter-bank Offered Rate) plus .50% on the amount of outstanding notes. The Fund also paid a facility fee of .75% and a one time agency fee of 1.00%. The facility fee and the agency fee for the period ended January 31, 2009 totaled $586,308 and $126,868, respectively and are included in Facility fee and Agency fee on the Statement of Operations. For the period ended January 31, 2009, the average floating rate extendible senior secured notes and the average interest rate were $151,000,000 and 2.89%, respectively.

On February 18, 2009, the Fund’s Board approved the repurchase of all outstanding notes. Subsequent to January 31, 2009, the notes were repurchased at a price of par plus any accrued and unpaid interest (an aggregate price of $152,301,529). The notes were repurchased with proceeds obtained by the Fund through a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. The aggregate financing available under the Agreement is $300,000,000. The Fund currently has outstanding under the Agreement an aggregate amount of $141,000,000. The Fund is charged an annual rate at the daily Three-Month Libor (London Inter-bank Offered Rate) plus .95% on amounts borrowed and is charged an annual rate of .85% on the undrawn balance under the Agreement. In addition, the Fund will be accruing an arrangement fee of .25% of total commitment for the first twelve months after entering into the Agreement.

NOTE 7 – SWAPS

The Fund may engage in various swap transactions primarily to manage duration and yield curve risk or as alternatives to direct investments.

The Fund may also enter into credit default swap agreements. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or the seller in the transaction. If the Fund is the buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if the credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation.

The contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation or depreciation. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks include changes in the return of the underlying instruments, the possible lack of liquidity with respect to the contracts, failure of the counterparties to perform under the contracts’ terms and counterparty’s creditworthiness. There is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

As of January 31, 2009, the Fund had outstanding swap agreements as listed on the Schedule of Investments.

NOTE 8 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 9 – STRUCTURED EQUITY LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract. Cash flows received from these securities are recorded as dividends on the Statement of Operations.

NOTE 10 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Portfolio segregates its holdings into three levels based upon the inputs used to derive the fair value. “Level 1” holdings use inputs from unadjusted quoted prices from active markets. “Level 2” holdings reflect inputs other than quoted prices, but use observable market data. “Level 3” holdings are valued using unobservable inputs. These unobservable inputs for Level 3 holdings reflect the Portfolio’s assumptions about the factors market participants would consider in pricing the asset.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at fair value:

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$622,486,014	$232,330,297	$390,155,717	$0
Other Financial Instruments*	2,483,069	0	2,483,069	0

Total	$624,969,083	$232,330,297	$392,638,786	$0

Liability Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$(14,074,389)	$(14,074,389)	$0	$0
Other Financial Instruments*	(25,722,197)	(8,930,000)	(16,792,197)	0

Total	$(39,796,586)	$(23,004,389)	$(16,792,197)	$0

* Other Financial Instruments may include forwards, swaps, and options.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 20, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 20, 2009